Deferred Income Tax and Income Tax Expense - Summary of Movement in Deferred Income Tax Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	₩ 563,729	₩ 715,747
Statement of operations	(1,771)	(152,102)	₩ (232,134)
Other comprehensive income	21,802	84
Ending	583,760	563,729	715,747
Deferred tax derivative liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(49,188)	(19,155)
Statement of operations	49,188	(33,569)
Other comprehensive income		3,536
Ending		(49,188)	(19,155)
Deferred tax liabilities available for sale financial assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(31,702)	(29,430)
Statement of operations	(164)	(10)
Other comprehensive income	1,346	(2,262)
Ending	(30,520)	(31,702)	(29,430)
Deferred tax liabilities investment in subsidiaries associates and joint ventures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(50,746)	(50,235)
Statement of operations	(42,659)	(666)
Other comprehensive income	(3,245)	155
Ending	(96,650)	(50,746)	(50,235)
Deferred tax liabilities depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(39,498)	(53,872)
Statement of operations	39,498	14,374
Ending		(39,498)	(53,872)
Deferred tax liabilities advanced depreciation provision [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(225,687)	(231,692)
Statement of operations	(22,905)	6,005
Ending	(248,592)	(225,687)	(231,692)
Deferred tax liabilities deposits for severance benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(307,730)	(251,924)
Statement of operations	(80,126)	(55,806)
Ending	(387,856)	(307,730)	(251,924)
Deferred tax liabilities accrued income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(2,024)	(1,808)
Statement of operations	(126)	(216)
Ending	(2,150)	(2,024)	(1,808)
Deferred tax liabilities reserve for technology and human resource development [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(747)	(1,216)
Statement of operations	433	469
Ending	(314)	(747)	(1,216)
Other deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(119,366)	(135,802)
Statement of operations	10,617	16,436
Ending	(108,749)	(119,366)	(135,802)
Deferred tax liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(826,688)	(775,134)
Statement of operations	(46,244)	(52,983)
Other comprehensive income	(1,899)	1,429
Ending	(874,831)	(826,688)	(775,134)
Deferred tax derivative assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Statement of operations	34,572
Other comprehensive income	(9,848)
Ending	24,724
Deferred tax assets provision for impairment on trade receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	110,276	136,743
Statement of operations	11,380	(26,467)
Ending	121,656	110,276	136,743
Deferred tax assets inventory valuation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	48	56
Statement of operations	(48)	(8)
Ending		48	56
Deferred tax assets contribution for construction [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	18,091	19,618
Statement of operations	180	(1,527)
Ending	18,271	18,091	19,618
Deferred tax assets accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	80,356	64,117
Statement of operations	10,683	16,239
Ending	91,039	80,356	64,117
Deferred Tax Assets Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	20,221	20,353
Statement of operations	3,858	(132)
Ending	24,079	20,221	20,353
Deferred tax assets property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	232,915	239,791
Statement of operations	(841)	(6,876)
Ending	232,074	232,915	239,791
Deferred tax assets retirement benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	372,492	331,980
Statement of operations	67,751	41,857
Other comprehensive income	26,806	(1,345)
Ending	467,049	372,492	331,980
Deferred tax assets withholding of facilities expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	6,910	7,360
Statement of operations	472	(450)
Ending	7,382	6,910	7,360
Deferred tax assets accrued payroll expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	25,915	21,634
Statement of operations	(10,786)	4,281
Ending	15,129	25,915	21,634
Deferred tax assets deduction of installment receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	13,887	10,513
Statement of operations	(13,887)	3,374
Ending		13,887	10,513
Deferred Tax assets assets retirement obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	18,086	16,974
Statement of operations	2,750	1,112
Ending	20,836	18,086	16,974
Deferred tax assets gain or loss foreign currency translation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	67,701	43,283
Statement of operations	(67,558)	24,418
Ending	143	67,701	43,283
Deferred tax assets deferred revenue [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	26,113	43,792
Statement of operations	221	(17,679)
Ending	26,334	26,113	43,792
Deferred tax assets real-estate sales [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	3,851	2,980
Statement of operations	4,847	871
Ending	8,698	3,851	2,980
Deferred tax assets tax credit carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	199,599	212,820
Statement of operations	(48,823)	(13,221)
Ending	150,776	199,599	212,820
Deferred tax assets accumulated deficit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning		107,485
Statement of operations		(107,485)
Ending			107,485
Deferred tax assets deficit carried over [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Statement of operations	2,699
Ending	2,699
Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	193,956	211,382
Statement of operations	47,003	(17,426)
Other comprehensive income	6,743
Ending	247,702	193,956	211,382
Deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	1,390,417	1,490,881
Statement of operations	44,473	(99,119)
Other comprehensive income	23,701	(1,345)
Ending	₩ 1,458,591	₩ 1,390,417	₩ 1,490,881